Debt - CARES Act (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 24, 2020	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt
Amount received				$ 955
Employee retention credit		$ 300	$ 500
PPP loan
Debt
Amount received	$ 1,000
Discount rate (as a percent)	1.00%